Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	4,098,500	4,073,500	4,000,000
Common stock, shares outstanding	4,098,500	4,073,500	4,000,000